UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Virginia Premium Income Municipal Fund (NPV)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.1%

$1,625	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,473,241
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations - 9.2%

3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AAA	3,923,780
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College Project, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	472,860
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,402,680

1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	1,000,330
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33

500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement	10/09 at 101.00	A3	529,100
	Bonds, Series 1999, 6.000%, 10/15/28

500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding	7/11 at 100.00	B2	438,625
	Bonds, Series 2001C, 6.850%, 7/15/21

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	9/11 at 100.00	AA+	2,048,020
	Financing Program, Series 2001A, 5.000%, 9/01/26

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Hampton University,	4/10 at 101.00	A+	1,109,820
	Series 2000, 6.000%, 4/01/20

1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 - AMBAC Insured	5/14 at 101.00	AAA	1,782,264

	Healthcare - 24.8%

2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	2,017,080
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35

2,000	Danville Industrial Development Authority, Virginia, Hospital Revenue Bonds, Danville Regional	No Opt. Call	AAA	2,226,960
	Medical Center, Series 1998, 5.200%, 10/01/18 - AMBAC Insured

4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova	No Opt. Call	AA+	5,160,158
	Health System Hospitals Project, Series 1993A, 5.000%, 8/15/23

1,200	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	1,204,488
	Series 2002B, 5.125%, 6/15/33

1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AAA	1,224,920
	Regional Medical Center Project, Series 1995, 6.375%, 8/15/18 - MBIA Insured

4,650	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Bon Secours	8/05 at 102.00	AAA	4,857,250
	Health System Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured

1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	1,543,170
	Inc., Series 2002A, 5.600%, 11/15/30

1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours	No Opt. Call	AAA	1,847,970
	Health System Inc., Series 1996, 6.250%, 8/15/20 - MBIA Insured

	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital
	Center, Series 2002A:
375	6.000%, 6/01/22	6/12 at 101.00	BBB	396,409
800	6.100%, 6/01/32	6/12 at 101.00	BBB	835,328

2,110	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	2,145,617
	Hospital, Series 2002, 5.250%, 4/01/33

4,750	Medical College of Virginia Hospitals Authority, General Revenue Bonds, Series 1998, 5.125%, 7/01/23 -	7/08 at 102.00	AAA	4,912,118
	MBIA Insured

2,500	Norfolk Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Sentara	11/04 at 102.00	AA	2,569,025
	Hospitals - Norfolk, Series 1994A, 6.500%, 11/01/13

3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System,	7/12 at 100.00	AAA	3,292,500
	Series 2002A, 5.500%, 7/01/19 - MBIA Insured

	Housing/Multifamily - 3.1%

1,485	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds,	5/10 at 100.00	Aaa	1,585,134
	Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax) (Mandatory put
	11/01/20)

1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Beth	7/09 at 102.00	AAA	1,629,430
	Sholom Assisted Living Revenue Bonds, Series 1999A, 5.900%, 7/20/29

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds,	4/10 at 102.00	AAA	1,037,730
	Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

	Housing/Single Family - 1.0%

390	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program, Home Mortgage Revenue	6/13 at 100.00	AAA	383,947
	Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,012,590
	7/01/31 - MBIA Insured

	Industrials - 1.5%

2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue	No Opt. Call	BBB	2,082,720
	Refunding Bonds, USA Waste of Virginia Inc. Project, Series 1999, 4.875%, 2/01/09 (Alternative
	Minimum Tax)

	Long-Term Care - 1.7%

	Winchester Industrial Development Authority, Virginia, Residential Care Facility First Mortgage
	Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 1998:
1,350	5.750%, 1/01/18	1/05 at 100.00	N/R	1,351,066
1,000	5.750%, 1/01/27	1/05 at 100.00	N/R	969,960

	Materials - 1.8%

500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	472,100
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	960,490
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax)

1,000	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal Facilities	5/07 at 102.00	BBB	1,022,910
	Revenue Bonds, Union Camp Corporation Project, Series 1997, 6.100%, 5/01/27 (Alternative Minimum
	Tax)

	Tax Obligation/General - 18.8%

	Chesapeake, Virginia, General Obligation Water and Sewer Bonds, Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA	1,989,773
2,060	5.000%, 6/01/23	6/13 at 100.00	AA	2,152,638

	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000:
890	5.750%, 2/01/17	2/10 at 102.00	AA	1,012,945
2,000	6.000%, 2/01/20	2/10 at 102.00	AA	2,294,980

1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	AAA	1,453,224
	5.000%, 7/15/19 - FGIC Insured

585	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	629,437
	5/01/22

1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,266,492

	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects,
	Series 2002A:
2,770	5.000%, 7/01/19	7/13 at 100.00	AA	2,968,941
1,000	5.000%, 7/01/20	7/13 at 100.00	AA	1,065,700

1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,492,236

1,400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,488,116

1,000	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	1,120,490

1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 - FSA Insured	7/14 at 100.00	AAA	1,575,430

1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,559,501

1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	1,515,473
	6/01/20

2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AA+	2,373,582

	Tax Obligation/Limited - 30.4%

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 -	11/12 at 102.00	AAA	810,653
	FSA Insured

	Cumberland County, Virginia, Certificates of Participation, Series 1997:
1,075	6.200%, 7/15/12	No Opt. Call	N/R	1,195,776
1,350	6.375%, 7/15/17	No Opt. Call	N/R	1,532,817

500	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Dinwiddie County	2/07 at 102.00	N/R	523,190
	School Facilities Project, Series 1997A, 6.000%, 2/01/18

	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public
	Facilities Project, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,508,690
2,165	5.000%, 6/01/22	6/13 at 101.00	AA+	2,286,890

1,000	Fairfax County Economic Development Authority, Virginia, Parking Revenue Bonds, Vienna II Metrorail	9/09 at 102.00	AA	1,150,110
	Station Project, 1999 First Series, 6.000%, 9/01/18

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center
	Expansion Project, Series 2000:
600	6.125%, 6/15/25	6/10 at 101.00	A-	666,420
2,000	6.125%, 6/15/29	6/10 at 101.00	A-	2,207,260

3,000	Hampton Roads Regional Jail Authority, Virginia, Regional Jail Facility Revenue Bonds, Series 1996A,	7/06 at 102.00	AAA	3,215,310
	5.500%, 7/01/24 - MBIA Insured

1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,406,484
	7/01/19 - MBIA Insured

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	2,051,340
	7/01/32 - FSA Insured

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,
	Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	A-	274,143
320	5.250%, 7/01/36	7/12 at 100.00	A-	328,762
880	5.250%, 7/01/36	7/12 at 100.00	A-	998,536

1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,121,000
	Facilities, Series 2003B, 4.375%, 8/01/20 - AMBAC Insured

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,282,100
	10/01/24

1,855	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	2,067,175
	Program, Series 2004A, 5.000%, 2/01/11

2,250	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/09 at 101.00	AA+	2,523,780
	Program, Series 2000, 6.000%, 2/01/20

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	2,089,960
	Program, Series 2002A, 5.000%, 2/01/22

2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	2,233,160

2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B, 5.000%,	8/10 at 101.00	AA+	2,122,920
	8/01/18

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2000B:
1,120	5.500%, 5/01/20 - FSA Insured	5/10 at 101.00	AAA	1,240,758
3,060	5.500%, 5/01/30 - FSA Insured	5/10 at 101.00	AAA	3,278,270

1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A,	5/11 at 101.00	AA	1,848,506
	5.000%, 5/01/19

	Transportation - 12.6%

1,400	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/07 at 101.00	Aa3	1,443,778
	Series 1997A, 5.375%, 10/01/23

4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC	7/11 at 100.00	AAA	4,095,520
	Insured

530	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,	8/08 at 102.00	BB	457,448
	Series 1998A, 5.500%, 8/15/28

2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002,	No Opt. Call	AAA	2,812,375
	5.250%, 7/15/22 - FGIC Insured

6,065	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.600%, 7/01/27	7/07 at 101.00	AAA	6,394,026
	(Alternative Minimum Tax) - MBIA Insured

2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	2,102,620

	U.S. Guaranteed*** - 8.2%

395	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue	7/05 at 102.00	A***	416,397
	Bonds, Arlington Housing Corporation, Series 1995, 5.700%, 7/01/07 (Pre-refunded to 7/01/05)

1,380	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,507,912
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,230	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	8/09 at 102.00	AAA	1,438,178
	Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) - MBIA Insured

2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	2,695,700
	10/01/40

735	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-***	834,005
	Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)

3,955	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Sussex Service Authority,	10/07 at 100.00	AA***	4,371,738
	Series 1995A, 5.600%, 10/01/25 (Pre-refunded to 10/01/07)

	Utilities - 11.2%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 - MBIA Insured	7/13 at 100.00	AAA	1,915,602
1,800	5.250%, 7/15/15 - MBIA Insured	7/13 at 100.00	AAA	2,008,566
2,775	5.250%, 7/15/23 - MBIA Insured	7/13 at 100.00	AAA	2,968,667

2,500	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding	10/12 at 100.00	BBB-	2,562,925
	Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

3,500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 1998A, 5.125%, 1/15/28 - FGIC	1/08 at 101.00	AAA	3,588,515
	Insured

	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
750	5.000%, 1/15/27 - FSA Insured	1/12 at 100.00	AAA	768,683
1,600	5.000%, 1/15/33 - FSA Insured	1/12 at 100.00	AAA	1,626,032

	Water and Sewer - 17.4%

2,000	Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996, 5.875%, 7/15/28 - MBIA Insured	7/06 at 102.00	AAA	2,154,900

2,000	Fairfax County Water Authority, Virginia, Water Revenue Bonds, Series 2000, 5.625%, 4/01/25	4/10 at 101.00	AAA	2,194,180

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
2,030	5.375%, 4/01/19	4/12 at 100.00	AAA	2,260,364
1,000	5.000%, 4/01/27	4/12 at 100.00	AAA	1,028,740

1,650	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	1,682,868
	5/01/28

6,200	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.875%, 11/01/20 - MBIA Insured	11/05 at 102.00	AAA	6,585,206

	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 - FGIC Insured	11/11 at 100.00	AAA	1,369,671
1,380	5.000%, 11/01/22 - FGIC Insured	11/11 at 100.00	AAA	1,435,076

1,955	Rivanna Water and Sewerage Authority, Virginia, Regional Water and Sewerage System Revenue Bonds,	10/09 at 101.00	Aa3	2,127,411
	Series 1999, 5.625%, 10/01/29

2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,578,478

500	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%,	10/10 at 100.00	AAA	560,395
	10/01/22

$184,275	Total Long-Term Investments (cost $184,677,291) - 142.8%			196,830,734

	Short-Term Investments - 1.5%

2,050	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	2,050,000
	Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†

$2,050	Total Short-Term Investments (cost $2,050,000)			2,050,000

	Total Investments (cost $186,727,291) - 144.3%			198,880,734

	Other Assets Less Liabilities - 2.0%			2,718,121

	Preferred Shares, at Liquidation Value - (46.3)%			(63,800,000)

	Net Assets Applicable to Common Shares - 100%			$137,798,855

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify
	it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically
	based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $186,518,142.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$12,722,727
	Depreciation	(360,135)

	Net unrealized appreciation of investments	$12,362,592

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.